NOTE 14. PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 14. PLANT AND EQUIPMENT

NOTE 14. PLANT AND EQUIPMENT

	Consolidated
	Leasehold Improvements A$	Fixtures and Equipment A$	Motor Vehicles A$	Machinery A$	Total A$
At January 1, 2019
Cost	731,794	2,290,643	68,170	-	3,090,607
Accumulated depreciation	(643,317)	(1,710,235)	(7,575)	-	(2,361,127)
Net book amount at January 1, 2019	88,477	580,408	60,595	-	729,480

Year ended December 31, 2019
Opening net book amount	88,477	580,408	60,595	-	729,480
Additions	38,866	1,184,162	-	-	1,223,028
Disposals	-	(636,587)	-	-	(636,587)
Transfer to right of use assets (Note 22(a))	-	-	(41,838)	-	(41,838)
Depreciation expenses	(44,698)	(504,447)	(18,757)	-	(567,902)
Exchange difference	1,304	21,632	-	-	22,936
Closing net book amount at December 31, 2019	83,949	645,168	-	-	729,117

At December 31, 2019
Cost	826,997	2,888,508	-	-	3,715,505
Accumulated depreciation	(743,048)	(2,243,340)	-	-	(2,986,388)
Net book amount at December 31, 2019	83,949	645,168	-	-	729,117

Year ended December 31, 2020
Opening net book amount	83,949	645,168	-	-	729,117
Additions	2,064	7,899	-	7,224,551	7,234,514
Disposals	(80,581)	(203,788)	-	-	(284,369)
Depreciation expenses	(10,385)	(172,979)	-	(179,144)	(362,508)
Exchange difference	4,953	(13,674)	-	9,645	924
Closing net book amount at December 31, 2020	-	262,626	-	7,055,052	7,317,678

At December 31, 2020
Cost	-	710,621	-	7,224,551	7,935,172
Accumulated depreciation	-	(447,995)	-	(169,499)	(617,494)
Net book amount at December 31, 2020	-	262,626	-	7,055,052	7,317,678